LONG-TERM DEBT - Long-Term Debt (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Cost
Debt Instrument [Line Items]
Long-term debt, fair value	$ 65,003,234	$ 30,028,640
Cost | Market-indexed notes | LMATT Series 2024, Inc.
Debt Instrument [Line Items]
Long-term debt, fair value	9,866,900	9,866,900
Cost | Market-indexed notes | LMATT Series 2.2024, Inc.
Debt Instrument [Line Items]
Long-term debt, fair value	2,333,391	2,333,391
Cost | Market-indexed notes | LMATT Growth & Income Series 1.2026, Inc
Debt Instrument [Line Items]
Long-term debt, fair value	400,000	400,000
Cost | Secured borrowing | LMATT Income Series, LP
Debt Instrument [Line Items]
Long-term debt, fair value	21,889,444	17,428,349
Cost | Secured borrowing | LMATT Income Series II, LP
Debt Instrument [Line Items]
Long-term debt, fair value	20,041,851	0
Cost | Unsecured borrowing | Sponsor PIK Note
Debt Instrument [Line Items]
Long-term debt, fair value	10,471,648	0
Cost | Line of Credit | SPV Investment Facility
Debt Instrument [Line Items]
Long-term debt, fair value	25,000,000	0
Fair value
Debt Instrument [Line Items]
Long-term debt, fair value	66,165,396	28,249,653
Fair value | Market-indexed notes | LMATT Series 2024, Inc.
Debt Instrument [Line Items]
Long-term debt, fair value	9,621,141	8,067,291
Fair value | Market-indexed notes | LMATT Series 2.2024, Inc.
Debt Instrument [Line Items]
Long-term debt, fair value	3,446,527	2,354,013
Fair value | Market-indexed notes | LMATT Growth & Income Series 1.2026, Inc
Debt Instrument [Line Items]
Long-term debt, fair value	459,553	400,000
Fair value | Secured borrowing | LMATT Income Series, LP
Debt Instrument [Line Items]
Long-term debt, fair value	22,124,676	17,428,349
Fair value | Secured borrowing | LMATT Income Series II, LP
Debt Instrument [Line Items]
Long-term debt, fair value	20,041,851	0
Fair value | Unsecured borrowing | Sponsor PIK Note
Debt Instrument [Line Items]
Long-term debt, fair value	10,471,648	0
Fair value | Line of Credit | SPV Investment Facility
Debt Instrument [Line Items]
Long-term debt, fair value	$ 25,000,000	$ 0